Condensed Financial Information of the Parent Company (Details) - Schedule of balance sheet - Parent Company [Member] - CNY (¥) ¥ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Current assets
Cash and cash equivalents	¥ 2	¥ 1
Prepaid expenses and other current assets	25,109	23,195
Inter-company receivable	79,393	73,345
Non-current assets
Investment in subsidiary	(18,929)	1,610
Total assets	85,575	98,151
Current liabilities
Inter-company payable	35,634	31,492
Due to related parties	313	289
Other payables and accrued liabilities	5,539	1,382
Total liabilities	41,486	33,163
Shareholders’ equity
Preference share, par value US$0.0001; Authorized:10,000,000 shares; none issued and outstanding as at As of March 31, 2022 and As of March 31, 2023, respectively
Ordinary shares, par value US$0.0001; Authorized:140,000,000 shares; Issued and outstanding: 8,267,793 shares as at March 31,2022 and 13,567,793 shares as at March 31, 2023	9	5
Additional paid-in capital	216,504	152,236
Accumulated deficit	(175,893)	(88,277)
Accumulated other comprehensive income	3,469	1,024
Total shareholder’s equity	44,089	64,988
Total liabilities and shareholders’ equity	¥ 85,575	¥ 98,151